Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000174774 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174774 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000174774 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000174774 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000174774 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174774 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000174774 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000174774 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000174774 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000174774 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174774 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000174774 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000174774 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000174774 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.64%
C000174774 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000174774 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000174774 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000011045 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011045 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011045 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011045 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011045 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011045 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000011045 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011045 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000011045 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000011045 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011045 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000011045 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000011045 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000011045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.64%
C000011045 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000011045 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000011045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000011044 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011044 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011044 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011044 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011044 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011044 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000011044 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011044 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000011044 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000011044 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011044 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000011044 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000011044 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000011044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.64%
C000011044 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000011044 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000011044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000011043 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011043 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011043 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011043 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011043 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011043 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000011043 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011043 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000011043 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000011043 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011043 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000011043 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000011043 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000011043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.64%
C000011043 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000011043 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000011043 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000011041 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011041 [Member] | NextEra Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011041 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011041 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011041 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011041 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000011041 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011041 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000011041 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000011041 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011041 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000011041 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000011041 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000011041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.64%
C000011041 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
C000011041 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000011041 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%